Cover Page	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Cartesian Growth Corporation
Entity Central Index Key	0001838615
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Filer Category	Non-accelerated Filer